Note 17 - Commitments and Guarantees (Details Textual) $ in Thousands, $ in Millions	6 Months Ended
	Sep. 30, 2018 CAD ($)	Oct. 09, 2018 USD ($)	Jun. 30, 2018 CAD ($)
Credit facility [member]
Statement Line Items [Line Items]
Borrowings, letters of credit	$ 89,380		$ 103,850
Surety bond [member]
Statement Line Items [Line Items]
Estimated financial effect of contingent liabilities	$ 57,900
Entering into significant insurance agreement [member]
Statement Line Items [Line Items]
Maximum insured amount per event		$ 25
Maximum insured amount over 80 month period		225
Maximum insured amount per year		$ 50
Bottom of range [member]
Statement Line Items [Line Items]
Leasing period	1
Top of range [member]
Statement Line Items [Line Items]
Leasing period	8